UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies.

Contact us for more current data.

**	Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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*	Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual	Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Global Equity Value Fund (the Fund) Class A shares returned -8.21% excluding sales charges for the six-month period that ended August 31, 2015.

■

During the same time period, the Fund underperformed its benchmark, the MSCI World Value Index (Net), which returned -7.68%, as well as its supplemental benchmark, the MSCI World Index (Net), which returned -6.14%.

Average Annual Total Returns (%) (for period ended August 31, 2015)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/20/95
Excluding sales charges		-8.21	-7.59	12.00	5.55
Including sales charges		-13.47	-12.88	10.68	4.93
Class B	05/14/84
Excluding sales charges		-8.57	-8.32	11.17	4.74
Including sales charges		-13.06	-12.53	10.91	4.74
Class C	06/26/00
Excluding sales charges		-8.57	-8.30	11.17	4.75
Including sales charges		-9.46	-9.14	11.17	4.75
Class I	03/04/04	-8.04	-7.18	12.48	6.00
Class K	03/20/95	-8.19	-7.51	12.16	5.71
Class R*	12/11/06	-8.41	-7.92	11.72	5.29
Class R4*	12/11/06	-8.14	-7.41	12.20	5.61
Class R5*	12/11/06	-8.11	-7.31	12.43	5.89
Class W*	12/01/06	-8.22	-7.61	11.95	5.51
Class Y*	02/28/13	-8.03	-7.26	12.24	5.66
Class Z*	09/27/10	-8.16	-7.42	12.29	5.68
MSCI World Value Index (Net)		-7.68	-8.48	9.53	4.32
MSCI World Index (Net)		-6.14	-4.13	11.07	5.40

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the oldest share class of the Fund, Class B, are no longer available, Class A shares of the Fund were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 819 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI World Index.

The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Value Index (Net) and the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Bank of America Corp. (United States)	2.9
JPMorgan Chase & Co. (United States)	2.8
Dow Chemical Co. (The) (United States)	2.0
Cisco Systems, Inc. (United States)	1.9
Occidental Petroleum Corp. (United States)	1.7
Citigroup, Inc. (United States)	1.7
Johnson & Johnson (United States)	1.7
AT&T, Inc. (United States)	1.6
Philip Morris International, Inc. (United States)	1.6
General Electric Co. (United States)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2015)
Australia	1.4
Belgium	0.6
Canada	4.9
France	5.9
Germany	2.6
Ireland	2.3
Japan	4.3
Liberia	0.6
Netherlands	0.5
Spain	1.1
Sweden	1.1
Switzerland	2.7
United Kingdom	8.2
United States(a)	63.8
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	9.1
Consumer Staples	8.3
Energy	11.8
Financials	25.9
Health Care	13.3
Industrials	12.5
Information Technology	6.6
Materials	4.7
Telecommunication Services	3.9
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015	3

COLUMBIA GLOBAL EQUITY VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	917.90	1,019.31	5.72	6.02	1.18
Class B	1,000.00	1,000.00	914.30	1,015.52	9.34	9.83	1.93
Class C	1,000.00	1,000.00	914.30	1,015.52	9.34	9.83	1.93
Class I	1,000.00	1,000.00	919.60	1,021.43	3.69	3.88	0.76
Class K	1,000.00	1,000.00	918.10	1,020.02	5.04	5.31	1.04
Class R	1,000.00	1,000.00	915.90	1,018.05	6.92	7.29	1.43
Class R4	1,000.00	1,000.00	918.60	1,020.57	4.51	4.75	0.93
Class R5	1,000.00	1,000.00	918.90	1,021.23	3.88	4.09	0.80
Class W	1,000.00	1,000.00	917.80	1,019.41	5.62	5.92	1.16
Class Y	1,000.00	1,000.00	919.70	1,021.58	3.54	3.73	0.73
Class Z	1,000.00	1,000.00	918.40	1,020.57	4.51	4.75	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%
Issuer	Shares	Value ($)
AUSTRALIA 1.4%
Australia and New Zealand Banking Group Ltd.	308,840	6,142,495

National Australia Bank Ltd.	294,009	6,519,211

Total		12,661,706

BELGIUM 0.6%
Anheuser-Busch InBev SA/NV	48,892	5,347,064

CANADA 5.0%
Bank of Montreal	52,341	2,824,727

Bank of Montreal	40,368	2,177,046

Enbridge, Inc.	222,630	9,179,035

EnCana Corp.	463,700	3,449,928

First Quantum Minerals Ltd.	401,759	2,094,912

Rogers Communications, Inc., Class B	142,481	4,863,805

Royal Bank of Canada	91,505	5,101,077

Suncor Energy, Inc.	404,874	11,433,642

Toronto-Dominion Bank (The)	76,043	3,033,397

Toronto-Dominion Bank (The)	57,358	2,282,848

Total		46,440,417

FRANCE 5.9%
Cie Generale des Etablissements Michelin	77,957	7,548,605

Engie	268,759	4,820,885

Lagardere SCA	167,336	4,553,573

Orange SA	377,468	5,968,185

Rexel SA	438,989	6,736,466

Sanofi	92,300	9,132,164

Schneider Electric SE	73,021	4,615,712

Total SA, ADR	151,900	7,048,160

VINCI SA	72,238	4,653,764

Total		55,077,514

GERMANY 2.6%
Commerzbank AG(a)	383,148	4,296,058

Deutsche Bank AG, Registered Shares	159,847	4,713,010

E.ON SE	375,328	4,255,969

SAP SE	92,558	6,230,802

Siemens AG, Registered Shares	49,152	4,879,095

Total		24,374,934

Common Stocks (continued)
Issuer	Shares	Value ($)
IRELAND 2.3%
Allergan PLC(a)	31,802	9,659,539

Medtronic PLC	167,778	12,128,672

Total		21,788,211

JAPAN 4.4%
Honda Motor Co., Ltd.	232,600	7,316,222

Japan Tobacco, Inc.	138,900	4,936,422

Komatsu Ltd.	241,600	4,000,911

Mitsubishi Estate Co., Ltd.	192,000	4,130,081

Mitsui & Co., Ltd.	460,100	5,983,024

Mizuho Financial Group, Inc.	2,761,900	5,656,286

Nippon Telegraph & Telephone Corp.	106,000	4,043,069

Sumitomo Mitsui Financial Group, Inc.	112,500	4,591,852

Total		40,657,867

LIBERIA 0.6%
Royal Caribbean Cruises Ltd.	67,028	5,909,188

NETHERLANDS 0.5%
LyondellBasell Industries NV, Class A	56,676	4,838,997

SPAIN 1.1%
Banco Santander SA	772,489	4,732,995

Red Electrica Corp. SA	65,706	5,252,670

Total		9,985,665

SWEDEN 1.1%
Skanska AB, Class B	272,793	5,348,882

Svenska Cellulosa AB, Class B	168,930	4,816,880

Total		10,165,762

SWITZERLAND 2.8%
Novartis AG, ADR	79,671	7,745,615

Roche Holding AG, Genusschein Shares	27,800	7,592,407

TE Connectivity Ltd.	93,722	5,556,777

Tyco International PLC	132,745	4,817,316

Total		25,712,115

UNITED KINGDOM 8.2%
AstraZeneca PLC	150,717	9,403,102

BAE Systems PLC, ADR	222,717	6,138,080

BP PLC, ADR	272,179	9,128,884

Britvic PLC	453,600	4,634,342

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	5

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
BT Group PLC	888,942	5,930,299

HSBC Holdings PLC	1,260,693	9,964,104

Pearson PLC	347,277	6,020,590

Rio Tinto PLC	148,141	5,408,724

Rio Tinto PLC, ADR	45,000	1,652,400

Royal Dutch Shell PLC, Class A	343,566	8,950,679

SABMiller PLC	98,721	4,592,212

Standard Chartered PLC	426,800	4,972,424

Total		76,795,840

UNITED STATES 61.1%
AbbVie, Inc.	76,400	4,768,124

American International Group, Inc.	158,925	9,589,535

AT&T, Inc.	450,600	14,959,920

Bank of America Corp.	1,632,866	26,681,030

Bank of New York Mellon Corp. (The)	295,900	11,776,820

Best Buy Co., Inc.	67,022	2,462,388

BlackRock, Inc.	17,240	5,214,583

Boeing Co. (The)	67,041	8,760,918

Bristol-Myers Squibb Co.	120,777	7,182,608

Capital One Financial Corp.	126,409	9,828,300

Cisco Systems, Inc.	678,785	17,566,956

Citigroup, Inc.	288,655	15,437,269

Comcast Corp., Class A	105,260	5,929,296

CVS Health Corp.	114,782	11,753,677

Delta Air Lines, Inc.	113,270	4,958,961

Devon Energy Corp.	162,396	6,927,813

Discover Financial Services	152,461	8,191,730

Dollar General Corp.	68,200	5,080,218

Dow Chemical Co. (The)	417,961	18,289,973

Eastman Chemical Co.	64,370	4,664,250

EOG Resources, Inc.	74,112	5,803,711

Exelon Corp.	361,538	11,120,909

Exxon Mobil Corp.	59,308	4,462,334

General Electric Co.	569,561	14,136,504

General Mills, Inc.	128,846	7,313,299

Gilead Sciences, Inc.	118,728	12,474,751

Goldman Sachs Group, Inc. (The)	72,919	13,752,523

Harley-Davidson, Inc.	97,800	5,481,690

Home Depot, Inc. (The)	49,572	5,773,155

Host Hotels & Resorts, Inc.	251,500	4,459,095

Intel Corp.	342,556	9,776,548

Johnson & Johnson	164,107	15,422,776

Common Stocks (continued)
Issuer	Shares	Value ($)
JPMorgan Chase & Co.	394,645	25,296,744

McDonald’s Corp.	47,981	4,559,155

Merck & Co., Inc.	101,419	5,461,413

MetLife, Inc.	146,897	7,359,540

Microsoft Corp.	228,358	9,938,140

Molson Coors Brewing Co., Class B	58,728	3,998,790

Morgan Stanley	182,196	6,276,652

NextEra Energy, Inc.	60,326	5,936,682

Nielsen Holdings PLC	178,454	8,071,474

Norwegian Cruise Line Holdings Ltd.(a)	132,059	7,606,598

Nucor Corp.	144,300	6,246,747

Occidental Petroleum Corp.	212,605	15,522,291

PACCAR, Inc.	77,687	4,581,202

Pfizer, Inc.	288,652	9,300,367

Philip Morris International, Inc.	181,400	14,475,720

Phillips 66	150,097	11,868,170

Pioneer Natural Resources Co.	55,065	6,776,299

PNC Financial Services Group, Inc. (The)	53,670	4,890,410

Procter & Gamble Co. (The)	128,410	9,074,735

PVH Corp.	60,698	7,221,848

RR Donnelley & Sons Co.	324,800	5,099,360

Ryder System, Inc.	85,417	7,001,631

Schlumberger Ltd.	90,802	7,025,351

Seagate Technology PLC	98,907	5,083,820

Sempra Energy	48,943	4,642,244

United Continental Holdings, Inc.(a)	161,933	9,225,323

United Rentals, Inc.(a)	69,628	4,827,309

UnitedHealth Group, Inc.	98,981	11,452,102

Visteon Corp.(a)	78,925	7,865,666

Wal-Mart Stores, Inc.	68,499	4,433,940

Wells Fargo & Co.	209,028	11,147,463

Western Digital Corp.	78,803	6,458,694

Total		568,727,544

Total Common Stocks (Cost: $889,978,222)		908,482,824

Limited Partnerships 0.5%
UNITED STATES 0.5%
KKR & Co. LP	268,665	5,128,815

Total Limited Partnerships (Cost: $5,781,341)		5,128,815

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	25,322,451	25,322,451

Total Money Market Funds
(Cost: $25,322,451)		25,322,451

Total Investments
(Cost: $921,082,014)		938,934,090

Other Assets & Liabilities, Net		(7,712,217)

Net Assets		931,221,873

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,764,704	214,086,556	(213,528,809)	25,322,451	8,666	25,322,451

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	7

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Australia	—	12,661,706	—	12,661,706

Belgium	—	5,347,064	—	5,347,064

Canada	46,440,417	—	—	46,440,417

France	7,048,160	48,029,354	—	55,077,514

Germany	—	24,374,934	—	24,374,934

Ireland	21,788,211	—	—	21,788,211

Japan	—	40,657,867	—	40,657,867

Liberia	5,909,188	—	—	5,909,188

Netherlands	4,838,997	—	—	4,838,997

Spain	—	9,985,665	—	9,985,665

Sweden	—	10,165,762	—	10,165,762

Switzerland	18,119,708	7,592,407	—	25,712,115

United Kingdom	16,919,364	59,876,476	—	76,795,840

United States	568,727,544	—	—	568,727,544

Total Common Stocks	689,791,589	218,691,235	—	908,482,824

Limited Partnerships

United States	5,128,815	—	—	5,128,815

Money Market Funds	—	25,322,451	—	25,322,451

Total Investments	694,920,404	244,013,686	—	938,934,090

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	24,764,704	24,764,704	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	9

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $895,759,563)	$913,611,639

Affiliated issuers (identified cost $25,322,451)	25,322,451

Total investments (identified cost $921,082,014)	938,934,090

Receivable for:

Investments sold	9,485,480

Capital shares sold	619,305

Dividends	2,455,568

Foreign tax reclaims	217,047

Prepaid expenses	6,603

Other assets	15,019

Total assets	951,733,112

Liabilities

Payable for:

Investments purchased	19,412,293

Capital shares purchased	620,539

Investment management fees	53,619

Distribution and/or service fees	18,641

Transfer agent fees	122,441

Plan administration fees	956

Compensation of board members	207,515

Other expenses	75,235

Total liabilities	20,511,239

Net assets applicable to outstanding capital stock	$931,221,873

Represented by

Paid-in capital	$916,647,447

Undistributed net investment income	6,590,619

Accumulated net realized loss	(9,857,813)

Unrealized appreciation (depreciation) on:

Investments	17,852,076

Foreign currency translations	(10,456)

Total — representing net assets applicable to outstanding capital stock	$931,221,873

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A

Net assets	$776,546,478

Shares outstanding	66,624,009

Net asset value per share	$11.66

Maximum offering price per share(a)	$12.37

Class B

Net assets	$6,066,933

Shares outstanding	517,246

Net asset value per share	$11.73

Class C

Net assets	$24,844,662

Shares outstanding	2,155,369

Net asset value per share	$11.53

Class I

Net assets	$21,123,402

Shares outstanding	1,861,746

Net asset value per share	$11.35

Class K

Net assets	$4,202,066

Shares outstanding	359,145

Net asset value per share	$11.70

Class R

Net assets	$980,631

Shares outstanding	84,299

Net asset value per share	$11.63

Class R4

Net assets	$211,814

Shares outstanding	18,104

Net asset value per share	$11.70

Class R5

Net assets	$153,206

Shares outstanding	13,151

Net asset value per share	$11.65

Class W

Net assets	$12,515

Shares outstanding	1,066

Net asset value per share	$11.74

Class Y

Net assets	$2,213

Shares outstanding	194

Net asset value per share(b)	$11.39

Class Z

Net assets	$97,077,953

Shares outstanding	8,318,821

Net asset value per share	$11.67

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	11

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$15,594,140

Dividends — affiliated issuers	8,666

Interest	950

Foreign taxes withheld	(908,546)

Total income	14,695,210

Expenses:

Investment management fees	3,572,420

Distribution and/or service fees

Class A	1,090,855

Class B	40,212

Class C	141,659

Class R	2,826

Class W	17

Transfer agent fees

Class A	816,359

Class B	7,529

Class C	26,504

Class K	1,156

Class R	1,058

Class R4	193

Class R5	20

Class W	13

Class Z	101,723

Plan administration fees

Class K	5,798

Compensation of board members	19,071

Custodian fees	21,219

Printing and postage fees	76,044

Registration fees	63,226

Professional fees	18,840

Other	23,639

Total expenses	6,030,381

Expense reductions	(9,829)

Total net expenses	6,020,552

Net investment income	8,674,658

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	42,511,990

Foreign currency translations	(117,428)

Net realized gain	42,394,562

Net change in unrealized appreciation (depreciation) on:

Investments	(135,880,004)

Foreign currency translations	22

Net change in unrealized depreciation	(135,879,982)

Net realized and unrealized loss	(93,485,420)

Net decrease in net assets from operations	$(84,810,762)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations

Net investment income	$8,674,658	$17,687,672

Net realized gain	42,394,562	132,248,447

Net change in unrealized depreciation	(135,879,982)	(56,698,409)

Net increase (decrease) in net assets resulting from operations	(84,810,762)	93,237,710

Distributions to shareholders

Net investment income

Class A	(7,884,700)	(10,515,311)

Class B	(42,096)	(50,837)

Class C	(152,560)	(126,401)

Class I	(31)	(100)

Class K	(44,956)	(56,781)

Class R	(8,803)	(9,411)

Class R4	(2,093)	(3,396)

Class R5	(275)	(311)

Class W	(124)	(171)

Class Y	(28)	(57)

Class Z	(1,115,633)	(1,591,936)

Net realized gains

Class A	(12,146,430)	(118,742,393)

Class B	(107,245)	(1,605,844)

Class C	(398,293)	(4,031,194)

Class I	(39)	(385)

Class K	(64,533)	(585,805)

Class R	(15,845)	(132,355)

Class R4	(2,888)	(37,665)

Class R5	(353)	(2,605)

Class W	(191)	(1,739)

Class Y	(35)	(352)

Class Z	(1,511,027)	(14,793,726)

Total distributions to shareholders	(23,498,178)	(152,288,775)

Increase (decrease) in net assets from capital stock activity	(12,897,000)	17,304,236

Proceeds from regulatory settlements (Note 6)	537,100	—

Total decrease in net assets	(120,668,840)	(41,746,829)

Net assets at beginning of period	1,051,890,713	1,093,637,542

Net assets at end of period	$931,221,873	$1,051,890,713

Undistributed net investment income	$6,590,619	$7,167,260

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	13

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	745,115	9,518,008	2,162,270	28,822,554

Distributions reinvested	1,435,387	18,377,718	9,008,313	118,312,799

Redemptions	(4,386,919)	(55,719,088)	(9,492,669)	(127,372,345)

Net increase (decrease)	(2,206,417)	(27,823,362)	1,677,914	19,763,008

Class B shares

Subscriptions	2,906	36,709	11,217	149,829

Distributions reinvested	10,927	140,977	117,607	1,560,184

Redemptions(a)	(238,714)	(3,084,534)	(527,719)	(7,094,757)

Net decrease	(224,881)	(2,906,848)	(398,895)	(5,384,744)

Class C shares

Subscriptions	40,376	512,607	148,168	1,955,003

Distributions reinvested	37,240	472,246	273,332	3,552,530

Redemptions	(200,518)	(2,526,922)	(433,969)	(5,735,689)

Net decrease	(122,902)	(1,542,069)	(12,469)	(228,156)

Class I shares

Subscriptions	1,949,232	23,746,000	—	—

Redemptions	(87,699)	(1,032,572)	(949)	(12,998)

Net increase (decrease)	1,861,533	22,713,428	(949)	(12,998)

Class K shares

Subscriptions	20,895	263,921	69,933	937,580

Distributions reinvested	8,520	109,430	48,698	642,175

Redemptions	(31,151)	(394,762)	(84,324)	(1,153,614)

Net increase (decrease)	(1,736)	(21,411)	34,307	426,141

Class R shares

Subscriptions	4,479	56,868	23,427	312,999

Distributions reinvested	1,816	23,219	10,290	134,424

Redemptions	(7,922)	(92,984)	(19,886)	(265,968)

Net increase (decrease)	(1,627)	(12,897)	13,831	181,455

Class R4 shares

Subscriptions	2,196	25,252	22,485	308,823

Distributions reinvested	384	4,930	3,099	40,652

Redemptions	(67)	(851)	(17,576)	(233,714)

Net increase	2,513	29,331	8,008	115,761

Class R5 shares

Subscriptions	13,135	167,630	619	8,467

Distributions reinvested	44	565	192	2,492

Redemptions	(1,965)	(24,864)	(479)	(6,701)

Net increase	11,214	143,331	332	4,258

Class W shares

Distributions reinvested	20	258	115	1,519

Redemptions	—	—	(463)	(6,528)

Net increase (decrease)	20	258	(348)	(5,009)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Y shares

Redemptions	—	—	(262)	(3,600)

Net decrease	—	—	(262)	(3,600)

Class Z shares

Subscriptions	169,237	2,169,533	504,582	6,768,003

Distributions reinvested	158,264	2,027,982	937,766	12,317,753

Redemptions	(602,582)	(7,674,276)	(1,232,471)	(16,637,636)

Net increase (decrease)	(275,081)	(3,476,761)	209,877	2,448,120

Total net increase (decrease)	(957,364)	(12,897,000)	1,531,346	17,304,236

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	15

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$13.00		$13.78		$11.82		$10.72		$11.02		$9.63	$6.54

Income from investment operations:

Net investment income	0.11	(g)	0.22		0.14		0.15		0.11		0.10	0.12

Net realized and unrealized gain (loss)	(1.16)		0.97		2.45		1.11		(0.33)		1.40	3.10

Total from investment operations	(1.05)		1.19		2.59		1.26		(0.22)		1.50	3.22

Less distributions to shareholders:

Net investment income	(0.12)		(0.16)		(0.14)		(0.16)		(0.08)		(0.11)	(0.13)

Net realized gains	(0.18)		(1.81)		(0.49)		—		—		—	—

Total distributions to shareholders	(0.30)		(1.97)		(0.63)		(0.16)		(0.08)		(0.11)	(0.13)

Proceeds from regulatory settlements	0.01		—		—		—		—		—	—

Net asset value, end of period	$11.66		$13.00		$13.78		$11.82		$10.72		$11.02	$9.63

Total return	(8.21	%)(b)	9.06%		22.21%		11.94%		(1.87%)		15.67%	49.52%

Ratios to average net assets(c)

Total gross expenses	1.18	%(d)	1.17%		1.19%		1.26%		1.22	%(d)	1.11%	1.09%

Total net expenses(e)	1.18	%(d)(f)	1.17	%(f)	1.18	%(f)	1.16	%(f)	1.12	%(d)(f)	1.11%	1.09%

Net investment income	1.69	%(d)	1.66%		1.06%		1.41%		1.18	%(d)	1.07%	1.39%

Supplemental data

Net assets, end of period (in thousands)	$776,546		$894,934		$925,249		$587,324		$595,255		$729,078	$681,073

Portfolio turnover	44%		61%		61%		49%		21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$13.08		$13.85		$11.89		$10.77		$11.08		$9.67	$6.57

Income from investment operations:

Net investment income	0.05	(g)	0.11		0.04		0.07		0.04		0.03	0.06

Net realized and unrealized gain (loss)	(1.16)		0.99		2.45		1.13		(0.33)		1.40	3.10

Total from investment operations	(1.11)		1.10		2.49		1.20		(0.29)		1.43	3.16

Less distributions to shareholders:

Net investment income	(0.07)		(0.06)		(0.04)		(0.08)		(0.02)		(0.02)	(0.06)

Net realized gains	(0.18)		(1.81)		(0.49)		—		—		—	—

Total distributions to shareholders	(0.25)		(1.87)		(0.53)		(0.08)		(0.02)		(0.02)	(0.06)

Proceeds from regulatory settlements	0.01		—		—		—		—		—	—

Net asset value, end of period	$11.73		$13.08		$13.85		$11.89		$10.77		$11.08	$9.67

Total return	(8.57	%)(b)	8.27%		21.16%		11.18%		(2.58%)		14.84%	48.26%

Ratios to average net assets(c)

Total gross expenses	1.93	%(d)	1.91%		1.94%		2.00%		1.96	%(d)	1.86%	1.85%

Total net expenses(e)	1.93	%(d)(f)	1.91	%(f)	1.93	%(f)	1.91	%(f)	1.88	%(d)(f)	1.86%	1.85%

Net investment income	0.75	%(d)	0.79%		0.32%		0.63%		0.41	%(d)	0.30%	0.68%

Supplemental data

Net assets, end of period (in thousands)	$6,067		$9,711		$15,807		$12,730		$19,003		$32,311	$50,132

Portfolio turnover	44%		61%		61%		49%		21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	17

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$12.86		$13.65		$11.72		$10.62		$10.93		$9.55	$6.49

Income from investment operations:

Net investment income	0.06	(g)	0.12		0.05		0.07		0.04		0.03	0.05

Net realized and unrealized gain (loss)	(1.15)		0.96		2.41		1.11		(0.32)		1.38	3.08

Total from investment operations	(1.09)		1.08		2.46		1.18		(0.28)		1.41	3.13

Less distributions to shareholders:

Net investment income	(0.07)		(0.06)		(0.04)		(0.08)		(0.03)		(0.03)	(0.07)

Net realized gains	(0.18)		(1.81)		(0.49)		—		—		—	—

Total distributions to shareholders	(0.25)		(1.87)		(0.53)		(0.08)		(0.03)		(0.03)	(0.07)

Proceeds from regulatory settlements	0.01		—		—		—		—		—	—

Net asset value, end of period	$11.53		$12.86		$13.65		$11.72		$10.62		$10.93	$9.55

Total return	(8.57	%)(b)	8.25%		21.23%		11.20%		(2.56%)		14.82%	48.35%

Ratios to average net assets(c)

Total gross expenses	1.93	%(d)	1.92%		1.93%		2.01%		1.97	%(d)	1.86%	1.85%

Total net expenses(e)	1.93	%(d)(f)	1.92	%(f)	1.93	%(f)	1.91	%(f)	1.88	%(d)(f)	1.86%	1.85%

Net investment income	0.91	%(d)	0.90%		0.39%		0.66%		0.44	%(d)	0.32%	0.62%

Supplemental data

Net assets, end of period (in thousands)	$24,845		$29,304		$31,265		$4,147		$4,203		$4,977	$4,895

Portfolio turnover	44%		61%		61%		49%		21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,		Year Ended March 31,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$12.67		$13.47	$11.59	$10.51	$11.03		$9.64	$6.55

Income from investment operations:

Net investment income	0.10		0.26	0.20	0.19	0.14		0.14	0.14

Net realized and unrealized gain (loss)	(1.10)		0.97	2.38	1.10	(0.36)		1.40	3.12

Total from investment operations	(1.00)		1.23	2.58	1.29	(0.22)		1.54	3.26

Less distributions to shareholders:

Net investment income	(0.15)		(0.22)	(0.21)	(0.21)	(0.30)		(0.15)	(0.17)

Net realized gains	(0.18)		(1.81)	(0.49)	—	—		—	—

Total distributions to shareholders	(0.33)		(2.03)	(0.70)	(0.21)	(0.30)		(0.15)	(0.17)

Proceeds from regulatory settlements	0.01		—	—	—	—		—	—

Net asset value, end of period	$11.35		$12.67	$13.47	$11.59	$10.51		$11.03	$9.64

Total return	(8.04	%)(b)	9.66%	22.63%	12.46%	(1.59%)		16.18%	50.13%

Ratios to average net assets(c)

Total gross expenses	0.76	%(d)	0.69%	0.69%	0.78%	0.74	%(d)	0.63%	0.66%

Total net expenses(e)	0.76	%(d)	0.69%	0.69%	0.75%	0.69	%(d)	0.63%	0.66%

Net investment income	1.80	%(d)	1.92%	1.57%	1.83%	1.52	%(d)	1.50%	1.50%

Supplemental data

Net assets, end of period (in thousands)	$21,123		$3	$16	$10	$9		$10	$18,363

Portfolio turnover	44%		61%	61%	49%	21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	19

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,		Year Ended March 31,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$13.05		$13.82	$11.86	$10.75	$11.05		$9.65	$6.56

Income from investment operations:

Net investment income	0.12	(f)	0.24	0.16	0.17	0.11		0.12	0.13

Net realized and unrealized gain (loss)	(1.17)		0.98	2.45	1.12	(0.32)		1.40	3.10

Total from investment operations	(1.05)		1.22	2.61	1.29	(0.21)		1.52	3.23

Less distributions to shareholders:

Net investment income	(0.13)		(0.18)	(0.16)	(0.18)	(0.09)		(0.12)	(0.14)

Net realized gains	(0.18)		(1.81)	(0.49)	—	—		—	—

Total distributions to shareholders	(0.31)		(1.99)	(0.65)	(0.18)	(0.09)		(0.12)	(0.14)

Proceeds from regulatory settlements	0.01		—	—	—	—		—	—

Net asset value, end of period	$11.70		$13.05	$13.82	$11.86	$10.75		$11.05	$9.65

Total return	(8.19	%)(b)	9.25%	22.31%	12.13%	(1.81%)		15.94%	49.64%

Ratios to average net assets(c)

Total gross expenses	1.04	%(d)	1.03%	1.04%	1.08%	1.03	%(d)	0.92%	0.92%

Total net expenses(e)	1.04	%(d)	1.03%	1.04%	1.05%	0.97	%(d)	0.92%	0.92%

Net investment income	1.87	%(d)	1.81%	1.22%	1.55%	1.14	%(d)	1.26%	1.53%

Supplemental data

Net assets, end of period (in thousands)	$4,202		$4,710	$4,514	$3,394	$2,762		$13,828	$10,093

Portfolio turnover	44%		61%	61%	49%	21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,		Year Ended March 31,
Class R	(Unaudited)		2015		2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$12.98		$13.76		$11.82		$10.72	$11.02		$9.63	$6.54

Income from investment operations:

Net investment income	0.09	(g)	0.19		0.12		0.13	0.09		0.08	0.08

Net realized and unrealized gain (loss)	(1.17)		0.97		2.43		1.11	(0.33)		1.39	3.12

Total from investment operations	(1.08)		1.16		2.55		1.24	(0.24)		1.47	3.20

Less distributions to shareholders:

Net investment income	(0.10)		(0.13)		(0.12)		(0.14)	(0.06)		(0.08)	(0.11)

Net realized gains	(0.18)		(1.81)		(0.49)		—	—		—	—

Total distributions to shareholders	(0.28)		(1.94)		(0.61)		(0.14)	(0.06)		(0.08)	(0.11)

Proceeds from regulatory settlements	0.01		—		—		—	—		—	—

Net asset value, end of period	$11.63		$12.98		$13.76		$11.82	$10.72		$11.02	$9.63

Total return	(8.41	%)(b)	8.80%		21.88%		11.68%	(2.08%)		15.35%	49.13%

Ratios to average net assets(c)

Total gross expenses	1.43	%(d)	1.42%		1.43%		1.51%	1.47	%(d)	1.39%	1.45%

Total net expenses(e)	1.43	%(d)(f)	1.42	%(f)	1.43	%(f)	1.41%	1.38	%(d)	1.39%	1.45%

Net investment income	1.48	%(d)	1.46%		0.87%		1.18%	0.95	%(d)	0.78%	0.88%

Supplemental data

Net assets, end of period (in thousands)	$981		$1,115		$992		$38	$29		$34	$30

Portfolio turnover	44%		61%		61%		49%	21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	21

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,		Year Ended March 31,
Class R4	(Unaudited)		2015		2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$13.05		$13.82		$11.86		$10.74	$11.07		$9.64	$6.55

Income from investment operations:

Net investment income	0.11	(g)	0.26		0.19		0.15	0.13		0.10	0.11

Net realized and unrealized gain (loss)	(1.16)		0.97		2.43		1.13	(0.34)		1.40	3.10

Total from investment operations	(1.05)		1.23		2.62		1.28	(0.21)		1.50	3.21

Less distributions to shareholders:

Net investment income	(0.13)		(0.19)		(0.17)		(0.16)	(0.12)		(0.07)	(0.12)

Net realized gains	(0.18)		(1.81)		(0.49)		—	—		—	—

Total distributions to shareholders	(0.31)		(2.00)		(0.66)		(0.16)	(0.12)		(0.07)	(0.12)

Proceeds from regulatory settlements	0.01		—		—		—	—		—	—

Net asset value, end of period	$11.70		$13.05		$13.82		$11.86	$10.74		$11.07	$9.64

Total return	(8.14	%)(b)	9.38%		22.45%		12.03%	(1.77%)		15.67%	49.35%

Ratios to average net assets(c)

Total gross expenses	0.93	%(d)	0.92%		0.94%		1.21%	1.29	%(d)	1.18%	1.17%

Total net expenses(e)	0.93	%(d)(f)	0.92	%(f)	0.93	%(f)	1.15%	0.92	%(d)	1.18%	1.17%

Net investment income	1.67	%(d)	1.93%		1.42%		1.43%	1.40	%(d)	1.07%	1.32%

Supplemental data

Net assets, end of period (in thousands)	$212		$203		$105		$8	$8		$8	$183

Portfolio turnover	44%		61%		61%		49%	21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,		Year Ended March 31,
Class R5	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$13.00		$13.78	$11.83	$10.73	$11.03		$9.63	$6.54

Income from investment operations:

Net investment income	0.13	(f)	0.30	0.17	0.19	0.15		0.14	0.15

Net realized and unrealized gain (loss)	(1.17)		0.94	2.46	1.11	(0.33)		1.41	3.10

Total from investment operations	(1.04)		1.24	2.63	1.30	(0.18)		1.55	3.25

Less distributions to shareholders:

Net investment income	(0.14)		(0.21)	(0.19)	(0.20)	(0.12)		(0.15)	(0.16)

Net realized gains	(0.18)		(1.81)	(0.49)	—	—		—	—

Total distributions to shareholders	(0.32)		(2.02)	(0.68)	(0.20)	(0.12)		(0.15)	(0.16)

Proceeds from regulatory settlements	0.01		—	—	—	—		—	—

Net asset value, end of period	$11.65		$13.00	$13.78	$11.83	$10.73		$11.03	$9.63

Total return	(8.11	%)(b)	9.48%	22.59%	12.34%	(1.53%)		16.26%	50.15%

Ratios to average net assets(c)

Total gross expenses	0.80	%(d)	0.79%	0.78%	0.83%	0.79	%(d)	0.67%	0.67%

Total net expenses(e)	0.80	%(d)	0.79%	0.78%	0.80%	0.73	%(d)	0.67%	0.67%

Net investment income	2.07	%(d)	2.23%	1.32%	1.78%	1.59	%(d)	1.49%	1.72%

Supplemental data

Net assets, end of period (in thousands)	$153		$25	$22	$1,149	$1,043		$1,066	$7

Portfolio turnover	44%		61%	61%	49%	21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.04 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	23

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,		Year Ended March 31,
Class W	(Unaudited)		2015		2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$13.09		$13.86		$11.89		$10.76	$11.03		$9.63	$6.54

Income from investment operations:

Net investment income	0.11	(g)	0.22		0.14		0.15	0.09		0.11	0.12

Net realized and unrealized gain (loss)	(1.17)		0.98		2.46		1.12	(0.33)		1.40	3.10

Total from investment operations	(1.06)		1.20		2.60		1.27	(0.24)		1.51	3.22

Less distributions to shareholders:

Net investment income	(0.12)		(0.16)		(0.14)		(0.14)	(0.03)		(0.11)	(0.13)

Net realized gains	(0.18)		(1.81)		(0.49)		—	—		—	—

Total distributions to shareholders	(0.30)		(1.97)		(0.63)		(0.14)	(0.03)		(0.11)	(0.13)

Proceeds from regulatory settlements	0.01		—		—		—	—		—	—

Net asset value, end of period	$11.74		$13.09		$13.86		$11.89	$10.76		$11.03	$9.63

Total return	(8.22	%)(b)	9.08%		22.16%		11.92%	(2.19%)		15.82%	49.56%

Ratios to average net assets(c)

Total gross expenses	1.16	%(d)	1.16%		1.19%		1.26%	1.13	%(d)	1.14%	1.03%

Total net expenses(e)	1.16	%(d)(f)	1.16	%(f)	1.18	%(f)	1.16%	1.10	%(d)(f)	1.14%	1.03%

Net investment income	1.73	%(d)	1.65%		1.08%		1.38%	0.89	%(d)	1.04%	1.45%

Supplemental data

Net assets, end of period (in thousands)	$13		$14		$19		$13	$25		$20,400	$4

Portfolio turnover	44%		61%		61%		49%	21%		37%	30%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class Y	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$12.71		$13.52	$11.61

Income from investment operations:

Net investment income	0.14	(f)	0.27	0.19

Net realized and unrealized gain (loss)	(1.14)		0.95	2.41

Total from investment operations	(1.00)		1.22	2.60

Less distributions to shareholders:

Net investment income	(0.15)		(0.22)	(0.20)

Net realized gains	(0.18)		(1.81)	(0.49)

Total distributions to shareholders	(0.33)		(2.03)	(0.69)

Proceeds from regulatory settlements	0.01		—	—

Net asset value, end of period	$11.39		$12.71	$13.52

Total return	(8.03	%)(b)	9.50%	22.76%

Ratios to average net assets(c)

Total gross expenses	0.73	%(d)	0.72%	0.72%

Total net expenses(e)	0.73	%(d)	0.72%	0.72%

Net investment income	2.16	%(d)	2.01%	1.46%

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$6

Portfolio turnover	44%		61%	61%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015	25

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$13.02		$13.79		$11.84		$10.73		$11.03		$9.32

Income from investment operations:

Net investment income	0.12	(h)	0.26		0.19		0.18		0.15		0.06

Net realized and unrealized gain (loss)	(1.17)		0.97		2.42		1.12		(0.34)		1.72

Total from investment operations	(1.05)		1.23		2.61		1.30		(0.19)		1.78

Less distributions to shareholders:

Net investment income	(0.13)		(0.19)		(0.17)		(0.19)		(0.11)		(0.07)

Net realized gains	(0.18)		(1.81)		(0.49)		—		—		—

Total distributions to shareholders	(0.31)		(2.00)		(0.66)		(0.19)		(0.11)		(0.07)

Proceeds from regulatory settlements	0.01		—		—		—		—		—

Net asset value, end of period	$11.67		$13.02		$13.79		$11.84		$10.73		$11.03

Total return	(8.16	%)(c)	9.41%		22.40%		12.32%		(1.62%)		19.16%

Ratios to average net assets(d)

Total gross expenses	0.93	%(e)	0.92%		0.93%		1.01%		0.96	%(e)	0.87	%(e)

Total net expenses(f)	0.93	%(e)(g)	0.92	%(g)	0.93	%(g)	0.91	%(g)	0.86	%(e)(g)	0.87	%(e)

Net investment income	1.93	%(e)	1.91%		1.41%		1.68%		1.67	%(e)	1.35	%(e)

Supplemental data

Net assets, end of period (in thousands)	$97,078		$111,869		$115,642		$785		$552		$3

Portfolio turnover	44%		61%		61%		49%		21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Global Equity Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

Semiannual Report 2015	27

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer

28	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2015	29

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.70% of the Fund’s average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,205,910, and the administrative services fee paid to the Investment Manager was $198,822.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,317.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.19
Class Z	0.19

30	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $9,829.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,532,000 and $35,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $103,781 for Class A, $426 for Class B and $219 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.19%	1.18%
Class B	1.94	1.93
Class C	1.94	1.93
Class I	0.80	0.80
Class K	1.10	1.10
Class R	1.44	1.43
Class R4	0.94	0.93
Class R5	0.85	0.85
Class W	1.19	1.18
Class Y	0.80	0.80
Class Z	0.94	0.93

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2015	31

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $921,082,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$92,367,000
Unrealized depreciation	(74,515,000)
Net unrealized appreciation	$17,852,000

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	50,228,924

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $438,934,018 and $457,228,604, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the six months ended August 31, 2015, the Fund recorded a receivable of $537,100 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the

Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to

32	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Shareholder Concentration Risk

At August 31, 2015, affiliated shareholders of record owned 46.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under

Semiannual Report 2015	33

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

34	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Equity Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund’s performance was acceptable.

Semiannual Report 2015	35

COLUMBIA GLOBAL EQUITY VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

36	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Equity Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer’s organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund’s next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015	37

COLUMBIA GLOBAL EQUITY VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds’ performance and expenses, and JDL’s conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

38	Semiannual Report 2015

COLUMBIA GLOBAL EQUITY VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015	39

Columbia Global Equity Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR145_02_E01_(10/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 26, 2015